DEFERRED CONNECTION FEES	12 Months Ended
Dec. 31, 2012
DEFERRED CONNECTION FEES
DEFERRED CONNECTION FEES

19. DEFERRED CONNECTION FEES

        Deferred connection fees for the years ended December 31, 2012 and 2011, were as follows:

	2012	2011
Balance at the beginning of the year	$129,424	$155,288
Payments received and deferred during the year	61,646	76,562
Amounts amortized and recognized as revenue during the year	(73,568)	(96,676)
Currency translation adjustment	8,152	(5,750)

Balance at the end of the year	125,654	129,424
Less: current portion	(48,158)	(49,868)

Non-current portion	$77,496	$79,556

        The Group defers initial connection fees paid by subscribers for the activation of network service as well as one time activation fees received for connection to various value added services. These fees are recognized as revenue over the estimated average subscriber life (Note 2).